Provisions - Schedule of Assumption in Provision Calculation (Detail)	Dec. 31, 2017	Dec. 31, 2016
South Africa [member]
Disclosure of Provisions [Line Items]
Inflation rate	5.50%	5.50%
Discount rate	9.80%	9.70%
Ghana [member]
Disclosure of Provisions [Line Items]
Inflation rate	2.20%	2.20%
Australia [member]
Disclosure of Provisions [Line Items]
Inflation rate	2.50%	2.50%
Peru [member]
Disclosure of Provisions [Line Items]
Inflation rate	2.20%	2.20%
Discount rate	3.80%	3.70%
Bottom of range [member] | Ghana [member]
Disclosure of Provisions [Line Items]
Discount rate	9.20%	9.70%
Bottom of range [member] | Australia [member]
Disclosure of Provisions [Line Items]
Discount rate	2.60%	1.90%
Top of range [member] | Ghana [member]
Disclosure of Provisions [Line Items]
Discount rate	9.30%	9.80%
Top of range [member] | Australia [member]
Disclosure of Provisions [Line Items]
Discount rate	2.90%	3.00%